12% Secured Promissory Note (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Sep. 30, 2012	Nov. 08, 2011	Sep. 30, 2011
12% Secured Promissory Note (Textual)
Interest rate on secured promissory note			8.00%	12.00%
Secured promissory notes			$ 225,681	$ 300,000
Maturity date of secured promissory note	Sep. 30, 2014	Jul. 31, 2012
Debt instrument percentage of redemption premium				7.50%
Stock issued during the period as incentive shares				2,358,491
Stock issued during the period as pledged shares				16,981,132
Redemption amount of incentive shares				$ 125,000